EMPLOYEE BENEFITS - Fair Value of Shares Granted (Details)	12 Months Ended
	Dec. 31, 2020 year $ / shares	Dec. 31, 2019 year $ / shares
Share-Based Payment Arrangements [Abstract]
Stock price (in usd per share) | $ / shares	$ 52.10	$ 46.45
Expected option life | year	6	6
Volatility (as a percent)	40.00%	40.00%
Risk-free interest rate	3.10%	3.00%